Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information about financial assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value hierarchy utilized to determine such fair values (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$139,610	$—	$—	$139,610

Total assets	$139,610	$—	$—	$139,610

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market funds	$27,278	$—	$—	$27,278

Total assets	$27,278	$—	$—	$27,278

Liabilities:
SAFE liabilities	$—	$—	$30,515	$30,515

Total liabilities	$—	$—	$30,515	$30,515

Summary of Activity for the Safe Liabilities that were Measured at Fair Value
The following table presents activity for the SAFE liabilities that were measured at fair value using significant unobservable Level 3 inputs during the years ended December 31, 2024 and 2023 (in thousands):

SAFE Liabilities
Balance as of January 1, 2023	$—
Initial fair value recognition	31,515
Loss on issuance	255
Fair value adjustments	(1,255)

Balance as of December 31, 2023	30,515
Fair value adjustments	3,610
Redemption	(34,125)

Balance as of December 31, 2024	$—